Remaining Annual Principal Payments of Credit Facilities and Notes Payable (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Line Of Credit Facility [Line Items]
June 30, 2019	$ 20,000
June 30, 2020	23,834
June 30, 2021	22,714
June 30, 2022	85,000
June 30, 2023	345,000
Total	496,548
Term Loans
Line Of Credit Facility [Line Items]
June 30, 2019	20,000
June 30, 2020	20,000
June 30, 2021	20,000
June 30, 2022	5,000
Total	65,000	$ 85,000
Yen Line of Credit
Line Of Credit Facility [Line Items]
June 30, 2021	2,714
Total	2,714	2,679
U.S. Dollar Line of Credit
Line Of Credit Facility [Line Items]
June 30, 2022	80,000
Total	80,000	$ 252,000
Note Payable
Line Of Credit Facility [Line Items]
June 30, 2020	3,834
Total	3,834
Convertibles Notes
Line Of Credit Facility [Line Items]
June 30, 2023	345,000
Total	$ 345,000